Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

10. Intangible assets, net

	As of December 31,
	2018	2019
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(7,746)	(13,944)
Customer relationships, net	54,227	48,029

Amortization expenses for customer relationships acquired through business combination of COE Business were RMB1,549, RMB6,197 and RMB6,198 for the years ended December 31, 2017, 2018 and 2019, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ended
December 31,
RMB
2020	6,197
2021	6,197
2022	6,197
2023	6,197
2024	6,197
2025 and after	17,044
Total	48,029